Federated Investors
World-Class Investment Manager

Federated Municipal Securities Fund, Inc.

24TH ANNUAL REPORT

March 31, 2001

Established 1976

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

J. Christopher Donahue

President

Federated Municipal Securities Fund, Inc.

President's Message

Dear Shareholder:

Federated Municipal Securities Fund, Inc. was created in 1976, and I am pleased to present its 24th Annual Report. The fund has total net assets of more than $542.6 million. More than 85% of the fund's assets are invested in municipal bonds rated A or better. The fund holds over 115 issues, each of which provides tax-free income to shareholders.1

This past year, shareholders in bond funds--both taxable and tax-free--have enjoyed a relatively safe harbor, as the equity markets (domestic and international) were buffeted by winds surrounding the technology sector. Income from bonds increased, and bond funds provided good performance in comparison to other investment vehicles.

This report covers the 12-month reporting period from April 1, 2000 through March 31, 2001. The report begins with an interview with J. Scott Albrecht, Vice President, who co-manages the fund with Mary Jo Ochson, Senior Vice President, both of Federated Investment Management Company. Following their discussion of the fund's performance and investment strategy are three additional items of shareholder interest. First is a series of graphs showing the fund's long-term investment performance. Second is a complete listing of the fund's municipal bond holdings, and third is the publication of the fund's financial statements.

1 Income may be subject to the federal alternative minimum tax, and state and local taxes.

The fund's fiscal year, which ended March 31, 2001, was a good time to be invested in high-quality municipal bonds, as favorable returns over this period were influenced by strong demand by retail investors and limited new municipal issuance. This limited issuance situation created a premium value for municipal bonds.

As of March 31, 2001, the fund produced a competitive stream of tax-free income, with a 30-day SEC yield of 3.79% for Class A Shares, based on offering price.2 This translates into the equivalent of taxable yields of 5.49%, 5.92%, and 6.27% to investors in the 31%, 36%, and 39.6% federal tax brackets, respectively.3

Individual share class total return performance for the 12-month reporting period, including income distributions, follows.4

	Total Return	Income Distributions	Net Asset Value Increase
Class A Shares	10.60%	$0.472	$9.90 to $10.45 = 5.56%
Class B Shares	9.62%	$0.383	$9.90 to $10.45 = 5.56%
Class C Shares	9.63%	$0.383	$9.90 to $10.45 = 5.56%

Thank you for selecting Federated Municipal Securities Fund, Inc. as a convenient, diversified way to earn tax-free income. Of course, you have the option of receiving income from the fund or building your account by reinvesting your monthly dividends and compounding tax-free.

Sincerely yours,

J. Christopher Donahue

J. Christopher Donahue
President
May 15, 2001

2 The fund's 30-day SEC yields as of March 31, 2001 for Class B and C Shares were 3.10% and 3.10%, based on offering price, respectively (i.e., less any applicable sales charge).

3 The taxable equivalents for investors in the 31%, 36% and 39.6% tax brackets are : Class B Shares (4.49%, 4.84%, and 5.13%); and Class C Shares (4.49%, 4.84%, and 5.13%).

4 Performance quoted is based on net asset value, represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period, based on offering price (i.e., less any applicable sales charge), for Class A, B, and C Shares were 5.59%, 4.12%, and 8.63%. Mutual fund performance changes over time and may vary significantly from what is currently stated. To receive the most recent month-end performance, call 1-800-341-7400 or visit www.federatedinvestors.com.

J. Scott Albrecht

Vice President

Federated Investment Management
Company

Mary Jo Ochson

Senior Vice President

Federated Investment Management
Company

Investment Review

What is your review of the municipal bond marketplace over the reporting period?

The most significant factors that affected the relative performance of the municipal bond market were the supply of municipal debt brought to market and the demand for municipal debt from retail and institutional buyers. The relative balance of supply and demand in the municipal bond market can have a substantial impact on price performance. As a result of positive supply and demand throughout the reporting period, the municipal bond market performed very well on an after-tax basis relative to the taxable, fixed-income markets. A combination of increased equity market volatility, a limited supply of municipal bonds and bond-friendly economic reports provided the municipal bond market with the raw material to post solid total return numbers over the 12-month reporting period.

Municipal bond market yields continued to follow the declining trend in general interest rates over the reporting period. The Bond Buyer Municipal Index1 moved from a high of 6.24% on May 19, 2000 to a low for the reporting period of 5.24% on March 21, 2001. The general decline in interest rates occurred as a result of concern over decelerating real economic growth, increasing volatility in the stock market, and potential Federal Reserve Board policy changes. Cash flows in municipal bond funds throughout the industry improved to a positive position over the reporting period, as investors began an asset allocation shift into less risky asset classes.

1 The Bond Buyer's Index is comprised of 40 actively quoted and traded long-term municipal bonds.

How has Federated Municipal Securities Fund, Inc. performed with respect to total return and income during the fiscal year ended March 31, 2001?

For the 12-month reporting period ended March 31, 2001, the fund's Class A Shares produced a strong, double-digit total return of 10.60%, based on net asset value.1 The Lipper General Municipal Fund Average2 produced a total return of 9.91% for the same period.

The fund's current 30-day SEC yield on March 31, 2001 was 3.79% for Class A Shares, based on offering price.3

What factors impacted the fund's performance?

During the reporting period, we concentrated on purchasing bonds with positive convexity characteristics to take advantage of the slowing economic environment. This would include coupons in the 5.00% to 5.50% range with call protection of nine years or longer. We continued to limit new purchases to high-grade credits ("A" rated or better) in anticipation of credit spread widening as real economic growth in the U.S. continued to slow. We made purchases in the following sectors: state and local general obligations, "AAA" rated insured bonds, and high-quality ("A" rated or better) industrial development and pollution control bonds.

The fund's underweighting in bonds subject to the federal alternative minimum tax (AMT) positively benefited performance as spreads widened due to the perceived potential tax impact on investors. The fund's performance was also positively impacted by underweighting issues in California, which experienced spread widening as a result of negative credit news related to the electric power shortfalls and a large amount of new issuance of California-exempt debt.

1 Performance quoted is based on net asset value, represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period, based on net asset value, for Class B and C Shares were 9.62% and 9.63%, respectively. Total returns for the period, based on offering price (i.e., less any applicable sales charge), for Class A, B and C Shares were 5.59%, 4.12%, and 8.63%, respectively.

2 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the category indicated. These figures do not take sales charges into account.

3 The 30-day current SEC yield is calculated by dividing the investment income per share for the prior 30 days by the net asset value per share on that date. The SEC yields are compounded and annualized. The 30-day SEC yields on March 31, 2001 for Class B and C Shares were 3.10% and 3.10%, based on offering price (i.e., less any applicable sales charge), respectively.

What were the fund's top five holdings as of March 31, 2001?

The top five holdings were as follows:

Issuer	Percentage of Net Assets
Salt Lake City, UT Hospital Authority Hospital, Revenue Bonds (Series A), 8.125%, due 05/15/2015 (Prerefunded)	3.2%
Springfield, TN Health & Education Facilities Board, Hospital Revenue Bonds, 8.500%, due 04/01/2024 (Prerefunded)	2.9%
Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds (Series A), 4.750%, due 01/15/2017	2.1%
Indianapolis, IN Airport Authority (FedEx Corp.), Special Facilities Revenue Bonds, 7.700%, due 10/01/2022	2.0%
Virginia State Housing Development Authority, Residual Interest Tax-Exempt Securities (Series PA818), 7.4004%, 7/1/2018	1.9%
TOTAL PERCENTAGE OF PORTFOLIO	12.1%

How were the fund's assets allocated in terms of credit quality at the end of the reporting period?

As of March 31, 2001, the quality breakdown of the fund was:

Percentage of Net Assets
AAA	50.0%
AA	26.7%
A	7.5%
BBB	4.5%
BB	0.7%
Non-rated	8.4%

The weighted average credit quality of the fund as of March 31, 2001 was "AA."

Federal Municipal Securities Fund, Inc. is a high-quality municipal bond fund. What role does credit analysis play in managing the fund?

The fund employs a credit-intensive approach to selecting securities. We have pulled together a team of experienced analysts who perform extensive research on every issue. The analysts who work on this fund have an average of 10 years of analytical experience. Each analyst also has relevant work experience in some of the sectors that they follow.

Each issue is independently reviewed by our analysts regardless of whether or not it has received a rating from one of the rating agencies. This review involves discussions with the issuer, borrower, investment bankers, and other involved parties. When appropriate, the analyst makes an on-site visit. After the research is complete, the analyst's recommendation is reviewed by our credit committee, which consists of senior department personnel, including portfolio managers and other analysts. If the committee agrees that the security meets our standards, we buy it.

After we purchase an issue, we continue to follow it. In addition to following broad sector trends, the credit staff reviews all of our securities on at least an annual basis; many are reviewed more frequently--quarterly or even monthly. When we see signs of changing situations, we alter our holdings accordingly.

What kind of environment do you see ahead for municipal bonds?

The technical market conditions are still in place for the municipal debt market to continue its streak of good performance relative to stocks and other fixed-income alternatives. Demand is expected to remain strong among retail buyers, who have been the most important participants in the municipal bond market over the last two years. Demand has been improving for municipal bonds as a result of investor concerns about the U.S. economy, the stock market, and the potential for state tax rates to increase as tax revenues decline in conjunction with slower economic growth.

There are several events that could have a potential impact on the municipal bond market in the future. A tax bill which would include changes in marginal tax rates has a reasonable probability of being signed into law and would lessen the value of the tax exemption provided for municipal bond income. Also, additional refunding bond issuance could weigh heavy on the market as issuers take advantage of the low interest rate environment to reduce or eliminate outstanding debt. This additional incremental supply of bonds could have an impact on the market's technical position.

Two Ways You May Seek to Invest for Success:

INITIAL INVESTMENT

If you had made an initial investment of $25,000 in the Class A Shares of Federated Municipal Securities Fund, Inc. on 10/4/76, reinvested your dividends and capital gains, and did not redeem any shares, your account would have been worth $104,264 on 3/31/01. You would have earned a 6.00%1 average annual total return for the investment life span.

One key to investing wisely is to reinvest all distributions in fund shares. This increases the number of shares on which you can earn future dividends, and you gain the benefit of compounding.

As of 3/31/01, the Class A Shares' average annual 1-year, 5-year, and 10-year total returns were 5.59%, 3.72%, and 5.37%, respectively. Class B Shares' average annual 1-year, 5-year and since inception (7/26/94) total returns were 4.12%, 3.42% and 3.99%, respectively. Class C Shares' average annual 1-year, 5-year, and since inception (4/21/93) total returns were 8.63%, 3.77%, and 3.56%, respectively.2

1 Total return represents the change in the value of an investment after reinvesting all income and capital gains, and takes into account the 4.50% sales charge applicable to an initial investment in Class A Shares. Data quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

2 The total returns stated take into account all applicable sales charges. The maximum sales charges and contingent deferred sales charges for the fund are as follows: Class A Shares, 4.50% sales charge; Class B Shares, 5.50% contingent deferred sales charge; Class C Shares, 1.00% contingent deferred sales charge.

ONE STEP AT A TIME:

$1,000 initial investment and subsequent investments of $1,000 each year for 24 years (reinvesting all dividends and capital gains) would have grown to $61,037.

With this approach, the key is consistency.

If you had started investing $1,000 annually in the Class A Shares of Federated Municipal Securities Fund, Inc. on 10/4/76, reinvested your dividends and capital gains, and did not redeem any shares, you would have invested only $25,000, but your account would have reach a total value of $61,0371 by 3/31/01. You would have earned an average annual total return of 6.56%.

A practical investment plan helps you pursue a high level of income through tax-free municipal bonds. Through systematic investing, you buy shares on a regular basis and reinvest all earnings. An investment plan can work for you when you invest only $1,000 annually. You can take it one step at a time. Put time, money and compounding to work.

1 This chart assumes that the subsequent annual investments are made on the last day of each anniversary month. No method of investing can guarantee a profit or protect against loss in down markets.

Hypothetical Investors Profile--Investing for Tax-Free Income

Larry and Barbara Bartlett are a fictional couple who, like all other tax-sensitive shareholders, want to keep more of what they earn.

Larry owns a successful architectural firm and Barbara is a marketing executive. Their combined income puts them in the 39.6% federal tax bracket. On March 31, 1990, the Bartletts invested $26,000 in the Class A Shares of Federated Municipal Securities Fund, Inc.

As this chart shows, in 11 years, their original $26,000 investment has grown to $47,101. This represents a 5.55% average annual total return. As far as the Bartletts are concerned, this fund has made all the difference.1

1 Income may be subject to the federal alternative minimum tax, and state and local taxes.

This hypothetical scenario is provided for illustrative purposes only and does not represent the results obtained by any particular shareholder. Past performance is no guarantee of future results.

Federated Municipal Securities Fund, Inc.--
Class A Shares

GROWTH OF $10,000 INVESTMENT

The graph below illustrates the hypothetical investment of $10,0001 in Federated Municipal Securities Fund, Inc. (Class A Shares) (the "Fund") from March 31, 1991 to March 31, 2001 compared to the Lehman Brothers Municipal Bond Index (LBMBI),2 and the Lipper General Municipal Funds Average (LGMFA).3

Average Annual Total Return[4] as of 3/31/2001
1 Year	5.59%
5 Years	3.72%
10 Years	5.37%
Start of Performance (10/4/1976)	6.00%

Past performance is no guarantee of future results. Your investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). The Fund's performance assumes the reinvestment of all dividends and distributions. The LBMBI and LGMFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The LBMBI is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged.

3 The LGMFA represents the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling in the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the Securities and Exchange Commission requires to be reflected in a Fund's performance.

4 Total return quoted reflects all applicable sales charges.

Federated Municipal Securities Fund, Inc.--
Class B Shares

GROWTH OF $10,000 INVESTMENT

The graph below illustrates the hypothetical investment of $10,0001 in Federated Municipal Securities Fund, Inc. (Class B Shares) (the "Fund") from July 26, 1994 (start of performance) to March 31, 2001 compared to the Lehman Brothers Municipal Bond Index (LBMBI),2 and the Lipper General Municipal Funds Average (LGMFA).3

Average Annual Total Return[4] as of 3/31/2001
1 Year	4.12%
5 Years	3.42%
Start of Performance (7/26/1994)	3.99%

Past performance is no guarantee of future results. Your investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund does not reflect a contingent deferred sales charge on any redemption over six years from the purchase date. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBMBI and LGMFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The LBMBI is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged.

3 The LGMFA represents the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling in the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the Securities and Exchange Commission requires to be reflected in a Fund's performance.

4 Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

FEDERATED Municipal Securities Fund, Inc.--
Class C Shares

GROWTH OF $10,000 INVESTMENT

The graph below illustrates the hypothetical investment of $10,0001 in Federated Municipal Securities Fund, Inc. (Class C Shares) (the "Fund") from April 21, 1993 (start of performance) to March 31, 2001 compared to the Lehman Brothers Municipal Bond Index (LBMBI),2 and the Lipper General Municipal Funds Average (LGMFA).3

Average Annual Total Return[4] as of 3/31/2001
1 Year	8.63%
5 Years	3.77%
Start of Performance (4/21/1993)	3.56%

Past performance is no guarantee of future results. Your investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. A 1.00% contingent deferred sales charge would be applied on any redemption less than one year from the purchases date. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBMBI and LGMFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The LBMBI is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged.

3 The LGMFA represents the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling in the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the Securities and Exchange Commission requires to be reflected in a Fund's performance.

4 Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

Portfolio of Investments

March 31, 2001

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--97.5%
		Alabama--0.6%
$3,000,000		Mobile County, AL, IDA, IDR Bonds (Series 2000), 6.875% TOBs (Ipsco, Inc.), Mandatory Tender 5/1/2010	NR		$3,029,970

		California--5.5%
6,870,000		California HFA, Home Mortgage Revenue Bonds (Series 2000), 5.50%, 8/1/2017	AAA		7,196,394
5,000,000		California State Public Works Board, Lease Refunding Revenue Bonds (Series A), 5.25% (Trustees of the California State University), 10/1/2015	A+		5,238,150
1,495,000		California Statewide Communities Development Authority, Certificates of Participation, 6.00% (Sutter Health), 8/15/2013	AAA		1,683,101
1,930,000		California Statewide Communities Development Authority, Certificates of Participation, 6.00% (Sutter Health), 8/15/2015	AAA		2,149,769
4,000,000		Foothill/Eastern Transportation Corridor Agency, CA, Toll Road Refunding Revenue Bonds (Series 1999), 5.375%, 1/15/2015	AAA		4,268,080
4,590,000		Los Angeles, CA, Department of Water & Power, Electric Plant Revenue Bonds, 5.90%, 2/15/2015	A+		4,840,981
4,500,000		Los Angeles, CA, Department of Water & Power, Power System Revenue Bonds (Series 2001A), 5.25%, 7/1/2019	AAA		4,627,215

		TOTAL			30,003,690

		Colorado--1.7%
2,000,000		Denver (City & County), CO, Excise Tax Refunding Revenue Bonds (Series 1999A), 5.50% (FSA INS), 9/1/2013	AAA		2,139,520
6,650,000		Denver (City & County), CO, Excise Tax Refunding Revenue Bonds (Series 1999A), 5.50% (FSA INS), 9/1/2014	AAA		7,070,812

		TOTAL			9,210,332

		Connecticut--1.4%
5,000,000		Connecticut State, UT GO Bonds (Series 1999A), 5.25%, 6/15/2012	AAA		5,394,750
2,000,000		University of Connecticut, UT GO Bonds (Series 2000A), 5.25% (Connecticut State), 3/1/2011	AAA		2,185,020

		TOTAL			7,579,770

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Delaware--0.5%
$2,500,000		Delaware State, UT GO (Series 2000A), 5.25% (Original Issue Yield: 5.40%), 4/1/2016	AAA		$2,599,050

		Florida--6.7%
4,335,000	[2]	Florida State Board of Education Administration, UT GO Capital Outlay Bonds, 9.125% (Florida State)/(Original Issue Yield: 9.173%), 6/1/2014	AA+		6,030,549
665,000		Florida State Board of Education Administration, UT GO Capital Outlay Bonds, 9.125% (Florida State)/(United States Treasury COL)/(Original Issue Yield: 9.173%), 6/1/2014	AAA		924,789
6,070,000		Florida State Board of Education Lottery, Revenue Bonds (Series 2000A), 5.75%, 7/1/2010	AAA		6,807,019
6,635,000		Florida State Department of Transportation, Right of Way Acquisition & Bridge Construction Bonds (Series 1997A), 5.00% (Original Issue Yield: 5.10%), 7/1/2014	AA+		6,794,572
3,000,000		Florida State, UT GO Bonds, Broward County Expressway Authority, 10.00% (Original Issue Yield: 10.105%), 7/1/2014	AA+		4,425,840
1,000,000		Miami-Dade County, FL, Expressway Authority, Toll System Revenue Bonds, 6.00%, 7/1/2013	AAA		1,130,810
3,000,000		Miami-Dade County, FL, School District, Refunding UT GO Bonds, 5.375%, 8/1/2012	AAA		3,274,110
6,135,000		Orange County, FL, Health Facilities Authority, Hospital Revenue Bonds (Series 1999D), 5.75% (Orlando Regional Healthcare System)/(MBIA INS), 10/1/2013	AAA		6,738,991

		TOTAL			36,126,680

		Georgia--0.4%
2,000,000		Savannah, GA, EDA, Revenue Bonds, 6.80% (Savannah College of Art and Design, Inc.), 10/1/2019	BBB-		2,092,080

		Illinois--2.5%
3,250,000		Chicago, IL, Refunding UT GO Bonds (Series 1996A-2), 6.125%, 1/1/2012	AAA		3,706,462
8,295,000		Cook County, IL, Refunding GO Bonds (Series 1997A), 6.25%, 11/15/2013	AAA		9,659,196

		TOTAL			13,365,658

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Indiana--2.1%
$1,000,000		Indiana Health Facility Financing Authority, Hospital Refunding Revenue Bonds, 5.25% (Floyd Memorial Hospital, IN)/(Original Issue Yield: 5.50%), 2/15/2022	A		$911,870
10,000,000		Indianapolis, IN, Airport Authority, Special Facilities Revenue Bonds, 7.10% (FDX Corp.)/(Original Issue Yield: 7.178%), 1/15/2017	BBB		10,634,100

		TOTAL			11,545,970

		Kansas--0.8%
4,060,000		Kansas Development Finance Authority, Water Pollution Control Revolving Fund Revenue Bonds (Series II), 6.00%, 11/1/2013	AA+		4,571,885

		Louisiana--3.1%
6,000,000		De Soto Parish, LA, Environmental Improvement Authority, Revenue Bonds, 7.70% (International Paper Co.), 11/1/2018	BBB+		6,529,860
10,000,000		St. James Parish, LA, Solid Waste Disposal Revenue Bonds, 7.70% (Freeport McMoRan, Inc.)/(Original Issue Yield: 7.75%), 10/1/2022	NR		10,315,200

		TOTAL			16,845,060

		Maryland--1.0%
5,000,000		Prince Georges County, MD, Consolidated Public Improvement UT GO Bonds, 5.50%, 10/1/2013	AAA		5,471,450

		Massachusetts--7.4%
1,965,000		Boston, MA, UT GO (Series 2000A), 5.75%, 2/1/2012	AA-		2,179,362
5,000,000		Commonwealth of Massachusetts, UT GO Bonds (Series 2000B), 6.00%, 6/1/2016	AA-		5,693,050
2,000,000		Massachusetts Bay Transportation Authority, Assessment Bonds (Series 2000A), 5.75%, 7/1/2016	AAA		2,159,840
3,000,000		Massachusetts Port Authority, Passenger Facility Charges Revenue Bonds (Series 1999A), 5.125% (Original Issue Yield: 5.25%), 7/1/2016	AAA		3,062,040
3,000,000		Massachusetts Port Authority, Passenger Facility Charges Revenue Bonds (Series 1999A), 5.125% (Original Issue Yield: 5.29%), 7/1/2017	AAA		3,046,380
12,360,000		Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds (Series A), 4.75% (Original Issue Yield: 5.23%), 1/1/2034	AAA		11,298,647
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Massachusetts--continued
$3,000,000		Massachusetts Water Pollution Abatement Trust Pool, Program Bonds (Series 6), 5.25% (Original Issue Yield: 5.50%), 8/1/2019	AAA		$3,063,390
3,000,000		Massachusetts Water Pollution Abatement Trust Pool, Program Bonds (Series 6), 5.25% (Original Issue Yield: 5.53%), 8/1/2020	AAA		3,053,700
3,035,000		Worcester, MA, LT GO Bonds (Series A), 5.75% (FSA INS), 4/1/2013	AAA		3,377,743
3,120,000		Worcester, MA, LT GO Bonds (Series A), 5.75% (FSA INS), 4/1/2014	AAA		3,457,553

		TOTAL			40,391,705

		Michigan--2.3%
2,390,000		Michigan Municipal Bond Authority, Revenue Bonds (Series 2000), 5.875% (Clean Water Revolving Fund), 10/1/2015	AAA		2,658,469
2,595,000		Michigan Municipal Bond Authority, Revenue Bonds (Series 2000), 5.875% (Drinking Water Revolving Fund), 10/1/2015	AAA		2,886,496
4,215,000		Michigan State, Environmental Protection Program, UT GO Bonds, 5.25% (Original Issue Yield: 5.34%), 11/1/2018	AAA		4,341,239
2,650,000		Rochester, MI, Community School District, UT GO Refunding Bonds (Series I), 5.50% (FGIC and Q-SBLF LOCs)/(Original Issue Yield: 5.56%), 5/1/2013	AAA		2,846,762

		TOTAL			12,732,966

		Minnesota--2.8%
5,000,000		Northern Municipal Power Agency, MN, Electric System Revenue Bonds, 5.40% (Original Issue Yield: 5.52%), 1/1/2015	AAA		5,266,500
15,000,000		Southern Minnesota Municipal Power Agency, Power Supply System Revenue Bonds (Series A), (MBIA INS)/(Original Issue Yield: 6.65%), 1/1/2019	AAA		5,988,150
3,585,000		St. Paul, MN, Housing & Redevelopment Authority, Hospital Refunding Revenue Bonds (Series A), 6.625% (Healtheast, MN)/(Original Issue Yield: 6.687%), 11/1/2017	BB+		3,220,943
1,000,000		St. Paul, MN, Housing & Redevelopment Authority, Revenue Bonds (Series 1997A), 5.70% (Healtheast, MN)/(Original Issue Yield: 5.756%), 11/1/2015	BB+		816,620

		TOTAL			15,292,213

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Mississippi--1.0%
$1,500,000		Mississippi State, UT GO Bonds, 5.50%, 9/1/2015	AA		$1,638,600
3,335,000		Mississippi State, UT GO Bonds, 5.50%, 9/1/2016	AA		3,623,277

		TOTAL			5,261,877

		Missouri--1.6%
855,000		Kansas City, MO, IDA, Multifamily Housing Revenue Bonds, 6.70% (Woodbridge Apartments Project), 8/1/2015	NR		834,933
8,010,000		Kansas City, MO, UT GO Bonds (Series B), 5.125% (Original Issue Yield: 5.25%), 2/1/2017	AA		8,150,095

		TOTAL			8,985,028

		New Jersey--3.3%
6,210,000		New Jersey Health Care Facilities Financing Authority, Revenue Bonds (Series 1999), 5.625% (Meridian Health System Obligated Group)/(FSA INS), 7/1/2012	AAA		6,822,120
4,265,000		New Jersey State Transportation Trust Fund Authority, Transportation System Bonds (Series 2000B), 6.00%, 6/15/2014	AAA		4,781,918
6,000,000		New Jersey State, Refunding UT GO Bonds (Series F), 5.25%, 8/1/2014	AA+		6,298,920

		TOTAL			17,902,958

		New York--16.7%
8,000,000		Long Island Power Authority, Electric System Revenue Bonds (Series A), 5.50% (FSA INS), 12/1/2012	AAA		8,792,080
3,000,000		New York City, NY, Transit Authority Metropolitan Transportation Authority, Triborough Bridge and Tunnel Authority, Certificates of Participation (Series 1999A), 5.625% (AMBAC INS), 1/1/2012	AAA		3,299,790
3,000,000		New York City, NY, Transit Authority Metropolitan Transportation Authority, Triborough Bridge and Tunnel Authority, Certificates of Participation (Series 1999A), 5.625% (AMBAC INS), 1/1/2013	AAA		3,279,120
4,595,000		New York City, NY, Transitional Finance Authority, Future Tax Secured Revenue Bonds (Series C), 5.25%, 5/1/2013	AA+		4,834,032
6,000,000		New York City, NY, Transitional Finance Authority, Future Tax Secured Revenue Bonds (Series A), 6.00% (FGIC INS), 8/15/2015	AAA		6,665,400
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		New York--continued
$2,500,000		New York City, NY, UT GO Bonds (Series 2000A), 6.50%, 5/15/2011	A		$2,919,025
2,500,000		New York City, NY, UT GO Bonds (Series 2000A), 6.50%, 5/15/2012	A		2,900,550
5,000,000		New York City, NY, UT GO Bonds (Series 2001F), 5.25%, 8/1/2015	A		5,168,800
2,500,000		New York State Dormitory Authority, Revenue Bonds (Series A), 5.50% (University of Rochester, NY)/(Original Issue Yield: 5.60%), 7/1/2016	A+		2,633,925
5,000,000		New York State Dormitory Authority, Revenue Bonds, 6.00% (New York State University), 5/15/2016	AAA		5,563,400
2,500,000		New York State Environmental Facilities Corp., Refunding Notes (Series F), 5.25%, 6/15/2014	AA-		2,618,925
4,000,000		New York State Environmental Facilities Corp., State Clean Water & Drinking Revolving Fund (Series 1998C), 5.25%, 6/15/2013	AA-		4,207,920
6,025,000		New York State Local Government Assistance Corp., Residual Interest Tax-Exempt Securities (Series PA-207A), 7.8230%, 4/1/2007	NR		7,384,722
5,050,000		New York State Local Government Assistance Corp., Residual Interest Tax-Exempt Securities (Series PA-207B), 7.8230% (AMBAC INS), 4/1/2008	NR		6,276,392
3,315,000		New York State Mortgage Agency, Mortgage Revenue Bonds (Twenty-Ninth Series), 5.40%, 10/1/2022	Aaa		3,325,741
4,000,000		New York State Thruway Authority, Local Highway & Bridge Service Contract Revenue Bonds, 5.625%, 4/1/2013	AAA		4,348,720
4,000,000		New York State Thruway Authority, Service Contract Revenue Bonds (Series 1998A-2), 5.375%, 4/1/2016	AAA		4,167,760
2,595,000		New York State Urban Development Corp., Revenue Bonds (Series 1999C), 6.00% (Correctional Facilities Service Contract), 1/1/2014	AAA		2,884,472
3,000,000		Suffolk County, NY, Water Authority, Waterworks Refunding Revenue Bonds, 6.00% (MBIA INS), 6/1/2014	AAA		3,441,660
5,320,000		Triborough Bridge & Tunnel Authority, NY, General Purpose Revenue Bonds (Series 1999B), 5.75%, 1/1/2015	A+		5,770,285

		TOTAL			90,482,719

		North Carolina--1.2%
6,000,000		North Carolina State, Public Improvement, UT GO Bonds (Series 1999A), 5.25% (Original Issue Yield: 5.38%), 3/1/2015	AAA		6,325,500

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Ohio--3.8%
$3,000,000		Columbus, OH, UT GO Bonds (Series 2), 5.75%, 6/15/2015	AAA		$3,305,820
3,000,000		Franklin County, OH, Health Care Facilities, Refunding Revenue Bonds, 5.50% (Ohio Presbyterian Retirement Services)/(Original Issue Yield: 5.64%), 7/1/2017	NR		2,578,380
4,000,000		Ohio State Building Authority, State Facilities Bonds (Series 1999), 5.50%, 10/1/2013	AA		4,314,560
4,135,000		Ohio State, Infrastructure Improvement, UT GO Bonds (Series 1999A), 5.75%, 2/1/2017	AA+		4,484,077
5,500,000		Ohio State, Infrastructure Improvement, UT GO Bonds (Series A), 5.50% (Original Issue Yield: 5.65%), 2/1/2019	AA+		5,774,450

		TOTAL			20,457,287

		Pennsylvania--3.9%
2,000,000		Allegheny County, PA, HDA, Refunding Revenue Bonds (Series 1998A), 5.125% (South Hills Health System)/(Original Issue Yield: 5.40%), 5/1/2029	A2		1,702,640
2,000,000		Allegheny County, PA, Port Authority, Special Revenue Transportation Bonds (Series 1999), 6.00%, 3/1/2013	AAA		2,267,000
4,350,000		Commonwealth of Pennsylvania, UT GO Bonds (Second Series of 2000), 5.25% (Original Issue Yield: 5.40%), 10/15/2018	AA		4,457,836
5,000,000		Commonwealth of Pennsylvania, UT GO Bonds, 6.00%, 1/15/2014	AA		5,586,550
5,000,000		Pennsylvania Intergovernmental Coop Authority, Special Tax Refunding Revenue Bonds, 5.25% (Philadelphia Funding Program), 6/15/2013	AAA		5,228,450
2,000,000		Sayre, PA, Health Care Facilities Authority, Revenue Bonds (Series A), 7.10% (Guthrie Healthcare System, PA)/(Original Issue Yield: 7.175%), 3/1/2017	AAA		2,045,280

		TOTAL			21,287,756

		Puerto Rico--0.9%
2,000,000	[2]	Puerto Rico Highway and Transportation Authority, Residual Interest Tax-Exempt Securities (Series PA 331A), 6.8575% (AMBAC INS), 7/1/2013	NR		2,463,320
2,000,000	[2]	Puerto Rico Highway and Transportation Authority, Residual Interest Tax-Exempt Securities (Series PA 331B), 6.8575% (AMBAC INS), 7/1/2014	NR		2,448,680

		TOTAL			4,912,000

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		South Carolina--1.2%
$6,000,000		South Carolina Transportation Infrastructure Bank, Revenue Bonds, 5.50% (AMBAC INS), 10/1/2011	AAA		$6,556,740

		Tennessee--7.0%
5,000,000		Memphis, TN, General Improvement, UT GO Bonds, 5.25% (Original Issue Yield: 5.41%), 4/1/2016	AA		5,150,000
6,000,000		Shelby County, TN, Public Improvement, UT GO School Bonds (Series A), 5.50%, 4/1/2017	AA+		6,297,420
13,000,000		Springfield, TN, Health & Educational Facilities Board, Hospital Revenue Bonds, 8.50% (NorthCrest Medical Center)/(Original Issue Yield: 8.875%), 4/1/2024	AAA		15,978,690
2,280,000		Tennessee Housing Development Agency, Home Ownership Program Revenue Bonds (Series 1999-2A), 5.35%, 7/1/2012	AA		2,379,910
2,405,000		Tennessee Housing Development Agency, Home Ownership Program Revenue Bonds (Series 1999-2A), 5.40%, 7/1/2013	AA		2,503,220
5,500,000		Tennessee State, UT GO Bonds (Series A), 5.00% (Original Issue Yield: 5.18%), 3/1/2015	AA+		5,612,860

		TOTAL			37,922,100

		Texas--5.0%
2,200,000		Harris County, TX, HFDC, Hospital Revenue Bonds (Series 1997A), 6.00% (Memorial Hospital System), 6/1/2011	AAA		2,471,546
4,000,000		Harris County, TX, HFDC, Hospital Revenue Bonds (Series 1997A), 6.00% (Memorial Hospital System), 6/1/2012	AAA		4,508,800
2,000,000		Lufkin, TX, HFDC, Health System Revenue Bonds (Series 1998), 5.70% (Memorial Health System of East Texas)/(Original Issue Yield: 5.75%), 2/15/2028	BBB-		1,530,220
3,395,000		Richardson, TX, Hospital Authority, Refunding Revenue Bonds, 6.50% (Baylor/Richardson Medical Center, TX)/(Original Issue Yield: 6.72%), 12/1/2012	BBB+		3,417,645
11,915,000		San Antonio, TX, Electric & Gas, Revenue Bonds, 5.00% (Original Issue Yield: 6.10%), 2/1/2017	AA		12,110,281
7,070,000		Texas Municipal Power Agency, Refunding Revenue Bonds (MBIA INS)/(Original Issue Yield: 6.15%), 9/1/2017	AAA		3,048,230

		TOTAL			27,086,722

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Utah--3.2%
$13,500,000		Salt Lake City, UT, Hospital Authority, Hospital Refunding Revenue Bonds (Series A), 8.125% (IHC Hospitals Inc., UT)/(United States Treasury COL)/(Original Issue Yield: 8.17%), 5/15/2015	AAA		$17,422,965

		Virginia--4.2%
3,360,000		Greater Richmond Convention Center Authority, VA, Hotel Tax Revenue Bonds, 6.00% (Convention Center Expansion Project), 6/15/2012	A-		3,768,038
3,185,000		Greater Richmond Convention Center Authority, VA, Hotel Tax Revenue Bonds, 6.00% (Convention Center Expansion Project), 6/15/2013	A-		3,548,791
5,000,000		Richmond, VA, UT GO Bonds, 5.50% (Original Issue Yield: 5.58%), 1/15/2018	AAA		5,302,550
9,300,000		Virginia State Housing Development Authority, Residual Interest Tax-Exempt Securities (Series PA 818), 7.4004%, 7/1/2018	NR		10,386,240

		TOTAL			23,005,619

		Washington--3.2%
5,905,000		Seattle, WA, Library Facilities, UT GO Bonds (Series 1999A), 5.375%, 12/1/2012	AA+		6,318,055
5,000,000		Washington State Public Power Supply System, (Nuclear Project No. 2) Refunding Revenue Bonds (Series 1998A), 5.00% (Original Issue Yield: 5.18%), 7/1/2012	AA-		5,120,550
5,595,000		Washington State, Convention and Trade Center, Certificates of Participation, 5.125% (Original Issue Yield: 5.30%), 7/1/2013	AAA		5,761,507

		TOTAL			17,200,112

		West Virginia--1.2%
6,000,000		West Virginia State, GO State Road Bonds (Series 1999), 5.75%, 6/1/2014	AA-		6,555,720

		Wisconsin--1.3%
6,460,000		Wisconsin State, UT GO Bonds (Series A), 5.50%, 5/1/2009	AA		7,032,808

		TOTAL LONG-TERM MUNICIPALS (IDENTIFIED COST $494,604,161)			529,256,390

Principal Amount			Credit Rating	[1]	Value
		SHORT-TERM MUNICIPALS--0.3%
		Indiana--0.1%
$300,000		Indiana Health Facility Financing Authority (Series 2000B) Daily VRDNs (Clarian Health Partners, Inc.)/(Chase Manhattan Bank, New York LIQ)	A-1+		$300,000

		Puerto Rico--0.1%
400,000		Puerto Rico Government Development Bank (GDB) Weekly VRDNs (MBIA INS)/(Credit Suisse First Boston LIQ)	A-1+		400,000

		Texas--0.1%
700,000		Harris County, TX, HFDC, (Series 1997A) Daily VRDNs (St. Luke's Episcopal Hospital)/(Bank of America, N.A., Morgan Guaranty Trust Co., New York and Toronto Dominion Bank LIQs)	A-1+		700,000

		TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)			1,400,000

		TOTAL INVESTMENTS (IDENTIFIED COST $496,004,161)[3]			$530,656,390

Securities that are subject to alternative minimum tax represent 7.5% of the portfolio as calculated based on total portfolio market value.

1 Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Directors. At March 31, 2001, these securities amounted to $10,942,549, which represents 2.02% of net assets.

3 The cost of investments for federal tax purposes amounts to $496,004,161. The net unrealized appreciation of investments on a federal tax basis amounts to $34,652,229 which is comprised of $36,650,453 appreciation and $1,998,224 depreciation at March 31, 2001.

Note: The categories of investments are shown as a percentage of net assets ($542,586,902) at March 31, 2001.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
EDA	--Economic Development Authority
FGIC	--Financial Guaranty Insurance Corporation
FSA	--Financial Security Assurance
GO	--General Obligation
HDA	--Hospital Development Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDR	--Industrial Development Revenue
INS	--Insured
LIQ	--Liquidity Agreement
LOCs	--Letter(s) of Credit
LT	--Limited Tax
MBIA	--Municipal Bond Insurance Association
Q-SBLF	--Qualified State Bond Loan Fund
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

March 31, 2001

Assets:
Total investments in securities, at value (identified cost $496,004,161)		$530,656,390
Cash		49,047
Income receivable		8,859,740
Receivable for investments sold		4,080,000
Receivable for shares sold		1,155,874

TOTAL ASSETS		544,801,051

Liabilities:
Payable for shares redeemed	$1,247,096
Income distribution payable	714,217
Accrued expenses	252,836

TOTAL LIABILITIES		2,214,149

Net assets for 51,913,571 shares outstanding		$542,586,902

Net Assets Consist of:
Paid in capital		$550,996,479
Net unrealized appreciation of investments		34,652,229
Accumulated net realized loss on investments		(44,630,944)
Accumulated undistributed net investment income		1,569,138

TOTAL NET ASSETS		$542,586,902

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($461,456,206 ÷ 44,151,115 shares outstanding)		$10.45

Offering price per share (100/95.50 of $10.45)[1]		$10.94

Redemption proceeds per share		$10.45

Class B Shares:
Net asset value per share ($71,510,893 ÷ 6,842,047 shares outstanding)		$10.45

Offering price per share		$10.45

Redemption proceeds per share (94.50/100 of $10.45)[1]		$9.88

Class C Shares:
Net asset value per share ($9,619,803 ÷ 920,409 shares outstanding)		$10.45

Offering price per share		$10.45

Redemption proceeds per share (99.00/100 of $10.45)[1]		$10.35

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended March 31, 2001

Investment Income:
Interest			$29,984,704

Expenses:
Investment adviser fee		$2,966,085
Administrative personnel and services fee		405,789
Custodian fees		57,518
Transfer and dividend disbursing agent fees and expenses		396,589
Directors'/Trustees' fees		15,037
Auditing fees		12,315
Legal fees		13,689
Portfolio accounting fees		132,352
Distribution services fee--Class B Shares		525,323
Distribution services fee--Class C Shares		73,952
Shareholder services fee--Class A Shares		1,147,607
Shareholder services fee--Class B Shares		175,108
Shareholder services fee--Class C Shares		24,650
Share registration costs		45,867
Printing and postage		52,768
Insurance premiums		1,887
Taxes		40,567
Miscellaneous		5,939

TOTAL EXPENSES		6,093,042

Waivers:
Waiver of shareholder services fee--Class A Shares	$(642,660)
Waiver of shareholder services fee--Class C Shares	(666)

TOTAL WAIVERS		(643,326)

Net expenses			5,449,716

Net investment income			24,534,988

Realized and Unrealized Gain on Investments:
Net realized gain on investments			6,318,453
Net change in unrealized appreciation of investments			22,888,932

Net realized and unrealized gain on investments			29,207,385

Change in net assets resulting from operations			$53,742,373

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended March 31	2001	2000
Increase (Decrease) in Net Assets
Operations:
Net investment income	$24,534,988	$28,578,781
Net realized gain (loss) on investments	6,318,453	(30,801,658)
Net change in unrealized appreciation of investments	22,888,932	(26,542,320)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	53,742,373	(28,765,197)

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(21,503,298)	(24,804,613)
Class B Shares	(2,657,372)	(3,215,677)
Class C Shares	(374,318)	(558,491)
Distributions from net realized gain on investments
Class A Shares	--	(1,587,020)
Class B Shares	--	(249,229)
Class C Shares	--	(45,144)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(24,534,988)	(30,460,174)

Share Transactions:
Proceeds from sale of shares	136,563,530	128,643,376
Net asset value of shares issued to shareholders in payment of distributions declared	16,236,724	19,111,909
Cost of shares redeemed	(193,592,665)	(202,867,424)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(40,792,411)	(55,112,139)

Change in net assets	(11,585,026)	(114,337,510)

Net Assets:
Beginning of period	554,171,928	668,509,438

End of period (including undistributed net investment income of $1,569,138 and $1,573,343, respectively)	$542,586,902	$554,171,928

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended March 31	2001	2000 [1]	1999	1998	1997
Net Asset Value, Beginning of Period	$ 9.90	$10.87	$10.91	$10.31	$10.82
Income From Investment Operations:
Net investment income	0.47 [2]	0.58	0.53	0.46	0.55
Net realized and unrealized gain (loss) on investments	0.55	(1.02)	(0.05)	0.64	(0.36)

TOTAL FROM INVESTMENT OPERATIONS	1.02	(0.44)	0.48	1.10	0.19

Less Distributions:
Distributions from net investment income	(0.47)	(0.50)	(0.52)	(0.46)	(0.55)
Distributions in excess of net investment income[3]	--	--	--	(0.01)	(0.05)

Total distributions from net investment income	(0.47)	(0.50)	(0.52)	(0.47)	(0.60)
Distributions from net realized gain on investments	--	(0.03)	--	(0.03)	(0.10)

TOTAL DISTRIBUTIONS	(0.47)	(0.53)	(0.52)	(0.50)	(0.70)

Net Asset Value, End of Period	$10.45	$ 9.90	$10.87	$10.91	$10.31

Total Return[4]	10.60%	(4.01%)	4.46%	11.28%	1.84%

Ratios to Average Net Assets:

Expenses	0.88%	0.92%	0.87%	0.86%	0.93%

Net investment income	4.68%	5.72%	4.86%	4.70%	5.37%

Expense waiver/reimbursement[5]	0.14%	0.14%	0.14%	0.14%	0.14%

Supplemental Data:

Net assets, end of period (000 omitted)	$461,456	$471,475	$562,883	$591,310	$595,515

Portfolio turnover	28%	68%	31%	64%	33%

1 Beginning with the year ended March 31, 2000, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Per share information is based on average shares outstanding.

3 Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class B Shares

(For a Share Outstanding Throughout Each Period)

Year Ended March 31	2001	2000 [1]	1999	1998	1997
Net Asset Value, Beginning of Period	$ 9.90	$10.87	$10.91	$10.31	$10.82
Income From Investment Operations:
Net investment income	0.38 [2]	0.48	0.43	0.38	0.47
Net realized and unrealized gain (loss) on investments	0.55	(1.01)	(0.05)	0.64	(0.37)

TOTAL FROM INVESTMENT OPERATIONS	0.93	(0.53)	0.38	1.02	0.10

Less Distributions:
Distributions from net investment income	(0.38)	(0.41)	(0.42)	(0.38)	(0.47)
Distributions in excess of net investment income[3]	--	--	--	(0.01)	(0.04)

Total distributions from net investment income	(0.38)	(0.41)	(0.42)	(0.39)	(0.51)
Distributions from net realized gain on investments	--	(0.03)	--	(0.03)	(0.10)

TOTAL DISTRIBUTIONS	(0.38)	(0.44)	(0.42)	(0.42)	(0.61)

Net Asset Value, End of Period	$10.45	$ 9.90	$10.87	$10.91	$10.31

Total Return[4]	9.62%	(4.85%)	3.53%	10.30%	0.94%

Ratios to Average Net Assets:

Expenses	1.77%	1.81%	1.76%	1.75%	1.82%

Net investment income	3.79%	4.68%	3.97%	3.81%	4.50%

Supplemental Data:

Net assets, end of period (000 omitted)	$71,511	$72,095	$88,756	$87,304	$77,536

Portfolio turnover	28%	68%	31%	64%	33%

1 Beginning with the year ended March 31, 2000, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Per share information is based on average shares outstanding.

3 Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class C Shares

(For a Share Outstanding Throughout Each Period)

Year Ended March 31	2001	2000 [1]	1999	1998	1997
Net Asset Value, Beginning of Period	$9.90	$10.87	$10.91	$10.31	$10.82
Income From Investment Operations:
Net investment income	0.38 [2]	0.48	0.43	0.37	0.46
Net realized and unrealized gain (loss) on investments	0.55	(1.01)	(0.05)	0.65	(0.36)

TOTAL FROM INVESTMENT OPERATIONS	0.93	(0.53)	0.38	1.02	0.10

Less Distributions:
Distributions from net investment income	(0.38)	(0.41)	(0.42)	(0.37)	(0.46)
Distributions in excess of net investment income[3]	--	--	--	(0.02)	(0.05)

Total distributions from net investment income	(0.38)	(0.41)	(0.42)	(0.39)	(0.51)
Distributions from net realized gain on investments	--	(0.03)	--	(0.03)	(0.10)

TOTAL DISTRIBUTIONS	(0.38)	(0.44)	(0.42)	(0.42)	(0.61)

Net Asset Value, End of Period	$10.45	$ 9.90	$10.87	$10.91	$10.31

Total Return[4]	9.63%	(4.85%)	3.54%	10.31%	0.95%

Ratios to Average Net Assets:

Expenses	1.76%	1.80%	1.75%	1.74%	1.81%

Net investment income	3.80%	4.68%	3.98%	3.83%	4.51%

Expense waiver/reimbursement[5]	0.01%	0.01%	0.01%	0.01%	0.01%

Supplemental Data:

Net assets, end of period (000 omitted)	$9,620	$10,601	$16,870	$17,616	$20,544

Portfolio turnover	28%	68%	31%	64%	33%

1 Beginning with the year ended March 31, 2000, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Per share information is based on average shares outstanding.

3 Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

March 31, 2001

ORGANIZATION

Federated Municipal Securities Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. The investment objective of the Fund is to provide for its shareholders a high level of current income which is exempt from federal regular income tax.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Directors (the "Directors").

The Fund will adopt the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Fund will begin amortizing premiums and discounts on debt securities effective April 1, 2001. Prior to this date, the Fund did not amortize premiums or discounts on debt securities. The cumulative effect, although not yet fully determined, will have no impact on the total net assets of the Fund.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

The following reclassifications have been made to the financial statements.

Increase (Decrease)
Paid-In Capital	Accumulated Undistributed Net Investment Income	Accumulated Net Realized Loss on Investments
$3,917,589	$(4,205)	$(3,913,384)

Net investment income, net realized gains/losses and net assets were not affected by this reclassification.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At March 31, 2001, the Fund, for federal tax purposes, had a capital loss carryforward of $44,630,944, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$43,980,229

2009	$ 650,715

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CAPITAL STOCK

At March 31, 2001, par values shares ($0.01 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Class A Shares	375,000,000
Class B Shares	250,000,000
Class C Shares	375,000,000
TOTAL	1,000,000,000

Transactions in capital stock were as follows:

Year Ended March 31	2001		2000
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	9,866,052	$98,911,478	9,897,073	$99,768,199
Shares issued to shareholders in payment of distributions declared	1,472,902	14,842,203	1,698,867	17,136,432
Shares redeemed	(14,807,063)	(148,715,250)	(15,749,468)	(158,525,358)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(3,468,109)	$(34,961,569)	(4,153,528)	$(41,620,727)

Year Ended March 31	2001		2000
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	1,021,860	$10,382,729	1,034,706	$10,573,834
Shares issued to shareholders in payment of distributions declared	117,174	1,182,883	158,380	1,597,023
Shares redeemed	(1,578,592)	(15,921,566)	(2,075,020)	(20,875,144)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(439,558)	$(4,355,954)	(881,934)	$(8,704,287)

Year Ended March 31	2001		2000
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	2,734,470	$27,269,323	1,858,031	$18,301,343
Shares issued to shareholders in payment of distributions declared	20,984	211,638	37,330	378,454
Shares redeemed	(2,905,717)	(28,955,849)	(2,376,325)	(23,466,922)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(150,263)	$(1,474,888)	(480,964)	$(4,787,125)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(4,057,930)	$(40,792,411)	(5,516,426)	$(55,112,139)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to (a) a maximum of 0.30% of the average daily net assets of the Fund, and (b) 4.50% of the gross income of the Fund, excluding capital gains or losses.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp.("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class B Shares and Class C Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets
Class B Shares	0.75%
Class C Shares	0.75%

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the year ended March 31, 2001, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $235,400,000 and $272,116,467, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the year ended March 31, 2001, were as follows:

Purchases	$144,327,555

Sales	$185,002,255

CONCENTRATION OF CREDIT RISK

At March 31, 2001, 16.0% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 6.0% of total investments.

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

For the year ended March 31, 2001, the Fund did not designate any long-term capital gain dividends.

Report of Ernst & Young LLP, Independent Auditors

TO THE DIRECTORS AND SHAREHOLDERS OF FEDERATED MUNICIPAL SECURITIES FUND, INC.:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Municipal Securities Fund, Inc. (the "Fund"), as of March 31, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the three years in the period ended March 31, 1999 were audited by other auditors whose report, dated May 14, 1999, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2001 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Municipals Securities Fund, Inc. at March 31, 2001, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

Ernst & Young LLP

Boston, Massachusetts
May 15, 2001

Directors

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager
Federated Municipal Securities Fund, Inc.
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 313913105
Cusip 313913204
Cusip 313913303

8042830 (5/01)

Federated is a registered mark of Federated Investors, Inc. 2001 ©Federated Investors, Inc.